CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 ₪ / shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2016 ₪ / shares
Statement of Financial Position [Abstract]
Allowance for doubtful accounts receivable, current and sales reserves | $	$ 1,993		$ 1,236
Ordinary shares, par value | ₪ / shares		₪ 0.05		₪ 0.05
Ordinary shares, shares authorized	60,000,000		60,000,000
Ordinary shares, shares issued	53,884,864		52,913,976
Ordinary shares, shares outstanding	44,133,954		43,188,850
Treasury stock, ordinary shares	9,750,910		9,725,128